INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Taxes	For financial reporting purposes, loss before income taxes, includes the following components:

	December 31,
	2021	2020	2019
Domestic	$(69,222,605)	$(34,436,576)	$(65,402,000)
Foreign	—	—	—
Loss before income taxes	$(69,222,605)	$(34,436,576)	$(65,402,000)

Schedule of Total Taxes Allocated to Operations
Total income taxes allocated to operations for the years ended December 31, 2021, 2020, and 2019 were as follows:

2021	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2020	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

2019	Current	Deferred	Total
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020	2019
Federal statutory rate	21.00%	21.00%	21.00%
Permanent items	(4.74)	(2.74)	(0.02)
State taxes (net of federal benefit)	0.07	0.00	0.00
Deferred rate change	0.00	—	(0.02)
Valuation allowance	(15.79)	(17.28)	(20.28)
Stock-based compensation	(0.54)	(0.98)	(0.68)
Total provision and effective tax rate	0.00%	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts	$23,161	$49,815
Accrued expenses	204,937	220,548
Inventory	101,093	116,354
Deferred rent	109,261	151,089
Lease liability	43,254	62,499
Warrants	—	463,701
Stock-based compensation	683,139	202,722
Charitable contributions	564,974	460,274
Net operating losses	82,617,414	71,553,413
Payroll tax deferral	101,126	202,385
Disallowed interest expense	853,857	216,444
Transaction costs	1,528,027	—
Total deferred tax assets	86,830,243	73,699,244
Less: valuation allowance	(85,757,888)	(72,057,082)
Net deferred tax assets	$1,072,355	$1,642,162
Deferred tax liabilities:
Intangible assets	$(649,050)	$(839,927)
Property and equipment	(423,305)	(802,235)
Total deferred tax liabilities	$(1,072,355)	$(1,642,162)
Net deferred tax assets/liabilities	$—	$—

Schedule of Unrecognized Tax Benefits
The following table shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019
Beginning balance	$1,348,904	$1,348,904	$1,372,064
Increases based on tax positions during the current period	—	—	301,847
(Decreases) based on tax positions during the current period	—	—	(325,007)
Ending balance	$1,348,904	$1,348,904	$1,348,904